Recapitalization - Schedule of Number of Shares of Common Stock issued immediately following the consummation of the Business Combination (Details) - Business Combination [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
EFHAC Class A common stock, outstanding prior to the Business Combination	287,500
Less: Redemption of EFHAC Class A common stock	(286,939)
Business Combination shares	134,367
ECD Shares	662,500
Common Stock immediately after the Business Combination	796,867
Class A common stock of EFHAC [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	561
EFHAC public rights shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	35,938
EFHAC founder shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	71,875
EFHAC private shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	6,438
EFHAC private rights shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	805
EFHAC shares issued to EF Hutton (underwriter) [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	18,750 [1]

[1]	Excludes 625 shares granted to Ben Piggott which were issued in January 2024, and recorded as a share issuance liability in other payable on the consolidated balance sheet at December 31, 2023.